SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

33.     SHAREHOLDERS’ EQUITY

Common stock (ordinary shares) – The Group had 1,998,381,575 authorized and issued ordinary shares with par value 0.1 RUB as of December 31, 2021 and 2020. Preferred shares have not been authorized and issued.

Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders’ equity in the Group’s consolidated financial statements. As of December 31, 2021, the total shares in treasury stock comprised 335,757,457 and 1,662,624,118 shares were outstanding. As of December 31, 2020, the total shares in treasury stock comprised 271,479,406 and 1,726,902,169 shares were outstanding.

Information on shares repurchased by the Group is presented as follows:

	December, 31
	2021		2020		2019
Repurchased from:	Shares	RUBm	Shares	RUBm	Shares	RUBm

Open market	42,512,570	13,981	26,038,847	8,525	32,589,740	8,472
Sistema Finance	22,796,040	7,503	22,758,872	7,485	28,929,344	7,450
Total	65,308,610	21,484	48,797,719	16,010	61,519,084	15,922

Nature and purpose of reserves

Additional paid in capital is used to recognize equity-settled share-based payment transactions, results of capital transactions under common control; changes in ownership interest in subsidiaries that do not result in gain/loss of control and the excess of cash received over the acquisition cost of treasury shares.

Share-based payment programs – Equity-settled share-based payment transactions are measured at fair value on the grant date. The fair value of the obligation is recognized as personnel costs over the vesting period and offset against capital reserves.

Foreign currency translation reserve is used to record exchange differences arising from the translation of foreign subsidiaries financial statements from their functional to the presentation currency.

Financial instruments revaluation reserve is used to record the accumulated impact of derivatives designated as cash flow hedges and revaluation of investments available for sale.

Remeasurements of the net defined benefit liability is used to recognize actuarial gains and losses related to the pension program set for employees of the Group’s subsidiary MGTS.

Non-controlling interests

As of December 31, 2021 and 2020, MGTS was the only subsidiary of the Group, which had material non-controlling interests.

The summarized financial information of MGTS is presented as follows:

MGTS	2021	2020	2019
Non-controlling interests opening balance	(4,055)	(3,328)	(3,649)
Profit for the year attributable to non-controlling interests	(803)	(675)	(806)
Dividends to non-controlling interests	—	—	1,123
Other	(51)	(52)	4
Non-controlling interests closing balance	(4,909)	(4,055)	(3,328)

	December 31,
MGTS	2021	2020
Current assets	34,282	17,052
Non-current assets	57,631	66,129
Current liabilities	(13,497)	(18,471)
Non-current liabilities	(17,691)	(19,881)

	Year ended December 31,
MGTS	2021	2020	2019
Revenue, gross of intercompany	(41,255)	(41,103)	(39,479)
Profit for the year, gross of intercompany	(14,203)	(11,811)	(14,148)

Dividends

As a leading telecommunications group with a home base in developing markets, the primary need of the Group is to maintain sufficient resources and flexibility to meet financial and operational requirements. At the same time, the Group continually seeks ways to create shareholder value through both its commercial and financial strategies, including organic and non-organic development as well as the Group’s capital management practices.

The Group continues to include dividend payments as part of its commitment to maximizing shareholder value. Decisions on dividends are proposed by the Board of Directors and voted upon thereafter at a General Meeting of Shareholders. In determining the Company’s dividend payout, the Board of Directors considers a number of factors, including cash flow from operations, capital expenditures, and the Group’s debt position.

For 2019-2021, MTS management commited to a minimum cumulative payout of RUB 28.0 per share per calendar year through semi-annual payments.

The Group may take decisions on the dividend payout based not only on annual results but also on interim results for three, six or nine months of the fiscal year. Annual and interim dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

In accordance with Russian laws, earnings available for dividends are limited to profits determined under Russian Accounting Standards (RAS), denominated in Russian Rubles, after certain deductions.

The following table summarizes the Group’s declared cash dividends for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Dividends declared (including dividends on treasury shares of 12,082, 6,936 and 9,449 respectively)	74,049	58,948	83,751
Dividends, RUB per ADS	74.12	59.00	83.82
Dividends, RUB per share	37.06	29.50	41.91

As of December 31, 2021 and 2020, dividends payable were RUB 68 million and RUB 108 million, respectively, and included in the trade and other payables within the consolidated statement of financial position.